JNL/MELLON CAPITAL S&P 500 INDEX FUND
JNL/Mellon Capital S&P 500 Index Fund Class A and Class B
Investment Objective.
The investment objective of the Fund is to match the performance of the S&P 500® Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - JNL/MELLON CAPITAL S&P 500 INDEX FUND - USD ($)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JNL/MELLON CAPITAL S&P 500 INDEX FUND		Class A	Class B
Management Fee		0.23%	0.23%
Distribution and/or Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.12%	0.12%
Total Annual Fund Operating Expenses		0.55%	0.35%
Less Waiver/Reimbursement	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses After Waiver/Reimbursement		0.54%	0.34%
[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	JNAM has contractually agreed to waive 0.01% of the management fees of the Fund. The fee waiver will continue for at least one year from the date of the current Prospectus, and continue thereafter unless the Adviser notifies the Board of Trustees of a change in or elimination of the waiver within 30 days prior to the end of the then current term. This fee waiver is subject to yearly review and approval by the Board of Trustees.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same and the contractual expense limitation agreement is not renewed. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - JNL/MELLON CAPITAL S&P 500 INDEX FUND - USD ($)	1 year	3 years	5 years	10 years
Class A	55	175	306	688
Class B	35	112	196	442

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2016 – 12/31/2016	5%

Principal Investment Strategies.
The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index. The Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis.  The Fund attempts to replicate the S&P 500 Index by investing all or substantially all of its assets in the stocks that make up the S&P 500 Index.  As of December 31, 2016, the market capitalization range of the S&P 500 Index is $ 2,819.8 m illion to $ 618,034.7 m illion.  Indexing may offer a cost-effective investment approach to gaining diversified market exposure over the long-term.

When attempting to replicate a capitalization-weighted index such as the S&P 500 Index, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment income.  The replicated portfolio does not require rebalancing as a result of market movement.  It is rebalanced automatically with the change in share price.

The Fund may invest in financial futures, a type of derivative, that may be used to obtain exposure, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund’s objective.
Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks of investing in the Fund include:
  Derivatives risk – Investments in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  Derivatives also are subject to leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk.  They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Certain derivatives transactions may be subject to counterparty risk.
  Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
  Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.
  Index investing risk – A Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  Fund performance may not exactly correspond with the performance of the relevant index for a number of reasons, including, but not limited to: the timing of purchases and redemptions of the Fund’s/Underlying Fund’s shares, changes in the composition of the index, and the Fund’s/Underlying Fund’s expenses.
  Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.
  License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property  in connection with the Fund’s name and/or investment strategies.  The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

Performance.
The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A

Best Quarter (ended 6/30/2009): 15.82%; Worst Quarter (ended 12/31/2008): -22.46%
Class B

Best Quarter (ended 6/30/2009): 16.01%; Worst Quarter (ended 12/31/2008): -22.46%
Average Annual Total Returns as of December 31, 2016
Average Annual Total Returns - JNL/MELLON CAPITAL S&P 500 INDEX FUND	1 year	5 year	10 year
Class A	11.37%	14.04%	6.32%
Class A | S&P 500 Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%
Class B	11.56%	14.21%	6.51%
Class B | S&P 500 Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%